Income Taxes, Deferred Tax Valuation Allowance (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax valuation allowance, rollfoward
Deferred tax assets, valuation allowance, current	$ 3,000,000
Deferred tax assets valuation allowance noncurrent	40,392,000	40,208,000
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	41,295,000	30,261,000	29,891,000
Charged to income tax expense	(1,527,000)	3,033,000	(1,450,000)
Charged to other accounts	3,607,000	8,001,000	1,820,000
Balance at end of period	$ 43,375,000	$ 41,295,000	$ 30,261,000